Insurance technical provisions and pension plans (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Insurance technical provisions and pension plans (Details Text)
Other technical provisions - Insurance includes the Provision for Insufficient Premiums (PIP)	R$ 1,925,656
Other technical provisions - Provision for Related Expenses	105,781
Other technical provisions - Provision for redemptions and other amounts to be settled	3,120,662
Other technical provisions - Provision of related expenses	638,216
Other technical provisions - Complementary Provision for Coverage (PCC)	2,375,585
Other technical provisions - Other provisions	1,647,054
Unearned premiums for risks not yet issued (PPNG-RVNE)	164,597
The claims table does not include the products	9,856,936	R$ 8,009,887
DPVAT insurance
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	63,616
Retrocession
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	12,680
Health and Dental insurance
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	3,096,243
Estimate of salvages and redresses
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	(88,172)
Incurred but not enough reported (IBNER) claims
Insurance technical provisions and pension plans (Details Text)
The claims table does not include the products	R$ 211,406